Foreign Activities	12 Months Ended
Mar. 31, 2022
Segments, Geographical Areas [Abstract]
Foreign Activities	FOREIGN ACTIVITIES
Foreign operations include the business conducted by overseas offices, as well as international business conducted from domestic offices, principally several international banking-related divisions of MUFG Bank’s and Mitsubishi UFJ Trust and Banking’s head office in Tokyo, and involve various transactions with debtors and customers residing outside Japan. Close integration of the MUFG Group’s foreign and domestic activities makes precise estimates of the amounts of assets, liabilities, income and expenses attributable to foreign operations difficult and necessarily subjective. Assets, income and expenses attributable to foreign operations are allocated to geographical areas based on the domicile of the debtors and customers.
Generally, interest rates with respect to funds borrowed and loaned between domestic and foreign operations are based on prevailing money market rates appropriate for the transactions. In general, the MUFG Group has allocated all direct expenses and a proportionate share of general and administrative expenses to income derived from foreign loans and other transactions by the MUFG Group’s foreign operations. The following table sets forth estimated total assets at March 31, 2020, 2021 and 2022, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/ Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2020:
Total revenue(2)	¥1,596,794	¥2,223,984	¥89,412	¥1,326,426	¥566,222	¥5,802,838
Total expense(3)	2,565,895	1,051,164	218,623	1,174,200	359,736	5,369,618
Income (loss) before income tax expense (benefit)	(969,101)	1,172,820	(129,211)	152,226	206,486	433,220
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(1,001,477)	1,113,913	(140,372)	142,568	191,323	305,955
Total assets at end of fiscal year	207,532,337	60,587,867	19,099,410	30,845,864	13,687,805	331,753,283
Fiscal year ended March 31, 2021:
Total revenue(2)	¥3,348,733	¥741,137	¥356,112	¥1,134,233	¥329,568	¥5,909,783
Total expense(3)	2,316,323	713,441	263,753	889,494	118,430	4,301,441
Income before income tax expense	1,032,410	27,696	92,359	244,739	211,138	1,608,342
Net income (loss) attributable to Mitsubishi UFJ Financial Group	627,138	(231,116)	74,230	366,880	280,166	1,117,298
Total assets at end of fiscal year	240,603,939	49,478,851	21,126,639	31,368,443	11,246,753	353,824,625
Fiscal year ended March 31, 2022:
Total revenue(2)	¥2,160,509	¥500,590	¥67,687	¥975,340	¥221,601	¥3,925,727
Total expense(3)	2,198,650	666,564	311,639	726,042	81,559	3,984,454
Income (loss) before income tax expense (benefit)	(38,141)	(165,974)	(243,952)	249,298	140,042	(58,727)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(7,380)	(498,205)	(344,044)	506,621	259,688	(83,320)
Total assets at end of fiscal year(4)	246,637,054	54,576,602	22,319,350	31,909,321	12,207,691	367,650,018

Notes:
(1)Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)Total revenue is comprised of Interest income and Non-interest income.
(3)Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
(4)Total assets at the fiscal year ended March 31, 2022 in this table includes those relating to Financial assets and liabilities of transferred business of MUFG Union Bank. See Note 2 for more information.
The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2021 and 2022:

	2021	2022
	(in millions)
Cash and due from banks	¥1,090,501	¥1,050,661
Interest-earning deposits in other banks	12,377,887	12,459,897
Total	¥13,468,388	¥13,510,558
Trading account assets	¥28,525,243	¥26,849,102
Investment securities	¥8,694,138	¥7,157,322
Loans—net of unearned income, unamortized premiums and deferred loan fees	¥47,333,878	¥45,338,581
Deposits	¥55,145,437	¥46,932,643
Funds borrowed:
Call money, funds purchased	¥323,066	¥306,053
Payables under repurchase agreements	10,974,238	10,769,853
Payables under securities lending transactions	130,380	144,854
Other short-term borrowings	3,474,821	3,940,997
Long-term debt	2,421,267	1,596,146
Total	¥17,323,772	¥16,757,903
Trading account liabilities	¥5,575,956	¥5,919,017